CARE AND MAINTENANCE EXPENSES	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
CARE AND MAINTENANCE EXPENSES
10. CARE AND MAINTENANCE EXPENSES

Care and maintenance includes expenses incurred on the Company’s Cosmo Mine in the Northern Territory since June 30, 2017, the Holloway mine which was transitioned to care and maintenance at the beginning of 2017 and the Hislop mine acquired with St Andrew (in care and maintenance as at January 26, 2016, the date of acquisition and on temporary suspension since September 30, 2016). Care and maintenance for the years ended December 31, 2017 and 2016 is as follows:

	Year ended December 31, 2017	Year ended December 31, 2016
Cosmo mine	$9,587	$—
Holloway mine	2,192	—
Hislop mine	98	80
Care and maintenance	$11,877	$80